CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 13,357	$ 16,031	$ 21,510
Depreciation, depletion, amortization and impairment	13,847	13,107	13,818
Non-current liabilities, valuation allowances, and deferred taxes	924	190	813
(Gains) losses on disposals of assets	(1,568)	(1,497)	(3,452)
Undistributed affiliates' equity earnings	(923)	124	649
(Increase) decrease in working capital	1,284	2,364	6,091
Other changes, net	422	535	1,250
Cash flow from operating activities	27,343	30,854	40,679
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(16,953)	(14,909)	(17,722)
Acquisitions of subsidiaries, net of cash acquired	(1,999)	(2,439)	(1,772)
Investments in equity affiliates and other securities	(1,288)	(2,127)	(3,477)
Increase in non-current loans	(1,960)	(2,275)	(1,889)
Total expenditures	(22,200)	(21,750)	(24,860)
Proceeds from disposals of intangible assets and property, plant and equipment	1,713	727	3,789
Proceeds from disposals of subsidiaries, net of cash sold	855	2,167	3,561
Proceeds from disposals of non-current investments	329	347	490
Repayment of non-current loans	1,172	1,177	566
Total divestments	4,069	4,418	8,406
Cash flow used in investing activities	(18,131)	(17,332)	(16,454)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	492	521	383
Issuance (repayment) of shares: Treasury shares	(7,714)	(7,995)	(9,167)
Dividends paid: Parent company shareholders	(8,121)	(7,717)	(7,517)
Dividends paid: Non-controlling interests	(482)	(322)	(311)
Net issuance of perpetual subordinated notes	(1,139)	(457)	(1,081)
Payments on perpetual subordinated notes	(303)	(314)	(314)
Other transactions with non-controlling interests	285	(67)	(126)
Net issuance (repayment) of non-current debt	7,981	7,532	130
Increase (decrease) in current borrowings	(4,153)	(5,142)	(14,289)
Increase (decrease) in current financial assets and liabilities	3,220	(464)	2,562
Cash flow from / (used in) financing activities	(9,934)	(14,425)	(29,730)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(722)	(903)	(5,505)
Effect of exchange rates	1,080	(516)	(258)
Cash and cash equivalents at the beginning of the period	25,844	27,263	33,026
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 26,202	$ 25,844	$ 27,263